Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
HubPages, Inc. [Member]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

HubPages, Inc. (the “Company”) is incorporated in Delaware and has its principal offices located in Oakland, California. The Company is a digital media company that operates a network of 27 premium content channels that act as an open community for writers, explorers, knowledge seekers and conversation starters to connect in an interactive and informative online space.

The condensed financial statements of the Company at June 30, 2018, and for the six months ended June 30, 2018 and 2017, are unaudited. In the opinion of management of the Company, all adjustments, including normal recurring accruals, have been made that are necessary to present fairly the financial position of the Company as of June 30, 2018, and the results of its operations and cash flows for the six months ended June 30, 2018 and 2017. Operating results for the interim periods presented are not necessarily indicative of the results to be expected for a full fiscal year. The balance sheet at December 31, 2017 has been derived from the Company’s audited financial statements at such date.

Certain Significant Risks and Uncertainties

The Company continues to be subject to the risks and challenges associated with other companies at a similar stage of development, including dependence on key individuals, successful development and marketing of its products and services, competition from substitute products and services, and larger companies which have greater financial resources, technical management, marketing resources, and the ability to secure adequate financing to support future growth.

1. Organization

HubPages, Inc. (the “Company”) is incorporated in Delaware and has its principal offices located in Oakland, California. The Company is a digital media company that operates a network of 27 premium content channels that act as an open community for writers, explorers, knowledge seekers and conversation starters to connect in an interactive and informative online space.

Certain Significant Risks and Uncertainties

The Company continues to be subject to the risks and challenges associated with other companies at a similar stage of development, including dependence on key individuals, successful development and marketing of its products and services, competition from substitute products and services, and larger companies which have greater financial resources, technical management, marketing resources, and the ability to secure adequate financing to support future growth.